Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued Liabilities and Other Payables
Accrued marketing expenses	¥ 1,321,776		¥ 783,455
Consideration payable for acquisitions and investments	526,453		125,363
Leasing liabilities - current portion	¥ 206,758		¥ 150,402
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total	Total
Payables to producers and licensors	¥ 139,951		¥ 63,307
Professional fees	64,510		38,573
Interest payable	26,469		14,041
Advances from/payables to third parties	14,386		5,869
Other staff related cost	5,325		13,872
Others	111,327		42,794
Total	¥ 2,416,955	$ 379,273	¥ 1,237,676